FAIR VALUE	12 Months Ended
Dec. 30, 2023
FAIR VALUE
FAIR VALUE

B.FAIR VALUE

We apply the provisions of ASC 820, Fair Value Measurements and Disclosures, to assets and liabilities measured at fair value. Assets and liabilities measured at fair value are as follows (in thousands):

	December 30, 2023				December 31, 2022
	Quoted	Prices with			Quoted	Prices with
	Prices in	Other	Prices with		Prices in	Other	Prices with
	Active	Observable	Unobservable		Active	Observable	Unobservable
	Markets	Inputs	Inputs		Markets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total	(Level 1)	(Level 2)	(Level 3)	Total
Money market funds	$492,800	$6,133	$—	$498,933	$390,219	$1,286	$—	$391,505
Fixed income funds	5,112	18,976	—	24,088	2,594	16,692	—	19,286
Treasury securities	344	—	—	344	343	—	—	343
Equity securities	16,411	—	10,500	26,911	17,337	—	—	17,337
Alternative investments	—	—	4,052	4,052	—	—	4,102	4,102
Mutual funds:
Domestic stock funds	13,330	—	—	13,330	13,067	—	—	13,067
International stock funds	509	—	—	509	1,414	—	—	1,414
Target funds	9	—	—	9	8	—	—	8
Bond funds	5	—	—	5	130	—	—	130
Alternative funds	474	—	—	474	474	—	—	474
Total mutual funds	14,327	—	—	14,327	15,093	—	—	15,093
Total	$528,994	$25,109	$14,552	$568,655	$425,586	$17,978	$4,102	$447,666

From the assets measured at fair value as of December 30, 2023, listed in the table above, $498.5 million of money market funds are held in Cash and Cash Equivalents, $34.8 million of mutual funds, equity securities, and alternative investments are held in Investments, $10.5 million of equity securities are held in Other Assets, $0.1 million of money market and mutual funds are held in Other Assets for our deferred compensation plan, and $24.4 million of fixed income funds and $0.4 million of money market funds are held in Restricted Investments. As of December 31, 2022, $36.1 million of mutual funds, equity securities, and alternative investments were held in Investments, $391.2 million of money market funds were held in Cash and Cash Equivalents, $0.5 million of money market and mutual funds were held in Other Assets for our deferred compensation plan, and $19.6 million of fixed income funds and $0.3 million of money market funds were held in Restricted Investments.

We maintain money market, mutual funds, bonds, and/or equity securities in our non-qualified deferred compensation plan, our wholly owned licensed captive insurance company, and assets held in financial institutions. These funds are valued at prices quoted in an active exchange market and are included in "Cash and Cash Equivalents", "Investments", "Other Assets", and “Restricted Investments.” We have elected not to apply the fair value option under ASC 825, Financial Instruments, to any of our financial instruments except for those expressly required by U.S. GAAP.

During 2023, we made $10.5 million of investments through our Innov8 Fund, which is designed to invest in emerging projects, services, and technologies. These investments are valued as Level 3 assets and are categorized as “Equity securities.”

In accordance with our investment policy, our wholly-owned company, Ardellis Insurance Ltd. ("Ardellis"), maintains an investment portfolio, totaling $59.2 million and $55.6 million as of December 30, 2023 and December 31, 2022, respectively, which has been included in the aforementioned table of total investments. This portfolio consists of domestic and international equity securities, alternative investments, and fixed income bonds.

Ardellis’ available for sale investment portfolio, including funds held with the State of Michigan, consists of the following (in thousands):

	December 30, 2023			December 31, 2022
		Unrealized			Unrealized
	Cost	Gain (Loss)	Fair Value	Cost	Gain (Loss)	Fair Value
Fixed income	$25,514	$(1,426)	$24,088	$21,399	$(2,113)	$19,286
Treasury securities	344	—	344	343	—	343
Equity	13,523	2,888	16,411	15,762	1,575	17,337
Mutual funds	12,348	1,934	14,282	13,430	1,144	14,574
Alternative investments	3,211	841	4,052	3,105	997	4,102
Total	$54,940	$4,237	$59,177	$54,039	$1,603	$55,642

Our fixed income investments consist of a blend of US Government and Agency bonds and investment grade corporate bonds with varying maturities. Our equity investments consist of small, mid, and large cap growth and value funds, as well as international equity. Our mutual fund investments consist of domestic and international stock. Our alternative investments consist of a private real estate income trust which is valued as a Level 3 asset. The net pre-tax unrealized gain was $4.2 million and $1.6 million as of December 30, 2023 and December 31, 2022. Carrying amounts above are recorded in the investments and restricted investments line items within the balance sheet as of December 30, 2023 and December 31, 2022.